COMMITMENTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Minimum Rental And Lease Payments	$ 931	$ 850
Later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	414	398
Not later than one year [member]
Statement [Line Items]
Minimum Rental And Lease Payments	123	105
Later than one year and not later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	$ 394	$ 347